Revenue - Schedule of net revenue by geographical area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
Disaggregation Of Revenue By Geographical Area [Line Items]
Revenue	$ 85,866	$ 81,764	$ 80,057
Canada [Member]
Disaggregation Of Revenue By Geographical Area [Line Items]
Revenue	0	86	52
United States [Member]
Disaggregation Of Revenue By Geographical Area [Line Items]
Revenue	85,804	81,392	78,744
Europe
Disaggregation Of Revenue By Geographical Area [Line Items]
Revenue	$ 62	$ 286	$ 1,261